SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Alternative Asset Allocation Plus Fund DWS Balanced Fund DWS Blue Chip Fund DWS Disciplined Market Neutral Fund DWS Diversified International Equity Fund	DWS Global Inflation Plus Fund DWS Growth & Income Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass Retirement Fund DWS S&P 500 Plus Fund	DWS Select Alternative Allocation Fund DWS Short Duration Plus Fund DWS Small Cap Core Fund DWS Strategic Government Securities Fund DWS Strategic Income Fund

The following information supplements existing disclosure and, if applicable, replaces similar disclosure in the section entitled “WHO MANAGES AND OVERSEES THE FUND” of each fund’s prospectus:

On January 26, 2010, the Advisor announced its intention to transition members of its Quantitative Strategies Group (the “QS Group”), including members of the fund’s portfolio management team, out of the Advisor into a separate investment advisory firm named QS Investors, LLC (“QS Investors”) that will be unaffiliated with the Advisor (the “Separation”). The Separation is expected to be completed during the third quarter of 2010. In order for the fund to continue to access the investment expertise offered by the members of the QS Group following the Separation, the Advisor recommended that the fund’s Board approve a sub–advisory agreement between the Advisor and QS Investors (the “Sub–Advisory Agreement”). On May 4, 2010, following a review of QS Investors’ capabilities, the terms of the Separation and Sub–Advisory Agreement, the fund’s Board approved the Sub–Advisory Agreement. This action was taken pursuant to an order the fund and the Advisor requested and received from the Securities and Exchange Commission (“SEC”) that permits the Advisor, with the approval of the fund’s Board, to appoint subadvisors that are not affiliated with the Advisor to manage all or a portion of the fund’s assets without the need for a shareholder meeting or vote. The Sub–Advisory Agreement will become effective upon the effective date of the Separation.

Effective upon the Separation, the following disclosure is added to the section entitled “MANAGEMENT” in the summary section of each fund’s prospectus except for DWS Alternative Asset Allocation Plus Fund and DWS S&P 500 Plus Fund:

Subadvisor

QS Investors, LLC

Effective upon the Separation, the following disclosure replaces the first paragraph under ”The Investment Advisor” in the section entitled ”WHO MANAGES AND OVERSEES THE FUND” of each applicable fund’s prospectus:

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor or a subadvisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

June 8, 2010
DMF–3694

Effective upon the Separation, the following disclosure is added to the section entitled “WHO MANAGES AND OVERSEES THE FUND” of each applicable fund’s prospectus:

Subadvisor

QS Investors, 880 Third Avenue, New York, NY 10022, serves as subadvisor to the fund. QS Investors is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management and quantitative analysis. QS Investors manages assets across multiple strategies, including: Global Tactical Asset Allocation & Active Currency (iGAP), US Active Quantitative Equity (AQE), International and Global Equity (Diversification Based Investing/DBI) and Multi–Asset/Strategic Asset Allocation (SAA). Under the oversight of DIMA and the fund’s Board, QS Investors:

(i)
for DWS Blue Chip Fund, DWS Disciplined Market Neutral Fund, DWS Diversified International Equity Fund, DWS Growth & Income Fund, and DWS Small Cap Core Fund: makes the investment decisions and buys and sells securities for the fund;

(ii)	for DWS S&P 500 Plus Fund: makes the investment decisions and buys and sells securities for the fund and manages the assets attributable to the fund’s iGAP strategy;

(iii)	for DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass Retirement Fund and DWS Select Alternative Allocation Fund: renders SAA services to the fund;

(iv)	for DWS Alternative Asset Allocation Plus Fund and DWS Balance Fund: renders SAA services to the fund and manages the assets attributable to the fund’s iGAP strategy; and

(v)
for DWS Global Inflation Plus Fund, DWS Short Duration Plus Fund, DWS Strategic Government Securities Fund, and DWS Strategic Income Fund: manages the assets attributable only to the fund’s iGAP strategy.

DIMA pays a fee to QS Investors pursuant to an investment sub–advisory agreement between DIMA and QS Investors.

Effective upon the Separation, the following disclosure supplements the disclosure contained in the second paragraph under ”Management Fee” in the section entitled ”WHO MANAGES AND OVERSEES THE FUND” of each applicable fund’s prospectus:

A discussion regarding the basis for the Board’s approval of the sub–advisory agreement between the Advisor and QS Investors will be contained in the shareholder report:

(i)
for DWS Disciplined Market Neutral Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass Retirement Fund, DWS S&P 500 Plus Fund and DWS Select Alternative Allocation Fund: for the period ending August 31, 2010;

(ii)
for DWS Alternative Asset Allocation Plus Fund, DWS Global Inflation Plus Fund, DWS Growth & Income Fund, DWS Short Duration Plus Fund and DWS Small Cap Core Fund: for the period ending September 30, 2010; and

(iii)	for DWS Balanced Fund, DWS Blue Chip Fund, DWS Diversified International Equity Fund, DWS Strategic Government Securities Fund and DWS Strategic Income Fund: for the period ending October 31, 2010.

 June 8, 2010
DMF–3694

In addition, the following disclosure is added to the section entitled “Investment Advisor” under “WHO MANAGES AND OVERSEES THE FUND” of each applicable fund’s prospectus:

Multi–Manager Structure (DWS Alternative Asset Allocation Plus Fund, DWS Disciplined Market Neutral Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass Retirement Fund, DWS S&P 500 Plus Fund, and DWS Select Alternative Allocation Fund only). The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend the hiring, termination and replacement of sub–advisors. The fund and the Advisor have received an order from the SEC that allows the fund and the Advisor to utilize a multi–manager structure in managing the fund’s assets. Pursuant to the SEC order, the Advisor, with the approval of the fund’s Board, is permitted to select sub–advisors that are not affiliates of the Advisor (“nonaffiliated sub–advisors”) to manage all or a portion of the fund’s assets without obtaining shareholder approval. The Advisor also has the discretion to terminate any sub–advisor and allocate and reallocate the fund’s assets among any nonaffiliated sub–advisors. The SEC order also permits the Advisor, subject to the approval of the Board, to materially amend an existing sub–advisory agreement with a nonaffiliated sub–advisor without shareholder approval. The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring of a new nonaffiliated sub–advisor, the fund will provide shareholders with an information statement containing information about the new nonaffiliated sub–advisor.

The fund and the Advisor have also filed an exemptive application with the SEC requesting an order that would extend the relief granted with respect to nonaffiliated sub–advisors to certain sub–advisors that are affiliates of the Advisor (“affiliated sub–advisors”). If such relief is granted by the SEC, the Advisor, with the approval of the fund’s Board, would be able to hire nonaffiliated and/or affiliated sub–advisors to manage all or a portion of the fund’s assets without obtaining shareholder approval. The Advisor would also have the discretion to terminate any sub–advisor and allocate and reallocate the fund’s assets among any other sub–advisors (including terminating a nonaffiliated sub–advisor and replacing them with an affiliated sub–advisor). The Advisor, subject to the approval of the Board, would also be able to materially amend an existing sub–advisory agreement with any such sub–advisor without shareholder approval. There can be no assurance that such relief will be granted by the SEC. The fund and the Advisor will be subject to any new conditions imposed by the SEC.

Please Retain This Supplement for Future Reference

 June 8, 2010
DMF–3694